Related party transactions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions
Income	$ 793	$ 1,359	$ 943
Expense	1,250	1,732	1,564
Sales of ores and metals	41,730	55,156	41,158
Cost of iron ore and pellets	20,581	19,854	15,062
Revenues from logistic services	1,644	1,726	1,465
Cost of logistic services	1,399	1,402	1,040
Cost of aluminum products		289	2,108
Financial income	401	718	290
Financial expenses	2,414	2,465	2,646
Others expenses	894	734	784
Loans payable	72	91
Cash and cash equivalents	5,832	3,531	7,584	7,293
Related parties
Related party transactions
Sales of ores and metals	624	1,337	910
Cost of iron ore and pellets	469	952	785
Revenues from logistic services	14	16	23
Cost of logistic services	706	759	603
Cost of aluminum products		18	156
Financial income	14	6	10
Financial expenses	7	3	20
Others income	141
Others expenses	68
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Expense	80	151	149
Samarco Mineracao S.A.
Related party transactions
Income	371	511	448
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Expense	32	150	50
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Income	266	729	462
Expense	265	521	513
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Expense	70	98	117
Mineracao Rio Norte SA
Related party transactions
Expense			156
MRS Logistica S.A.
Related party transactions
Income	14	16	16
Expense	702	759	561
Others
Related party transactions
Income	142	103	17
Expense	101	53	18
Banco Nacional de Desevolvimento Social
Related party transactions
Loans payable	3,951
Interest expenses	41
BNDES Participacoes S.A
Related party transactions
Loans payable	825
Interest expenses	14
Banco Bradesco S.A.
Related party transactions
Cash and cash equivalents	33
Amount of effect of operations in results	$ 1